                       Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2011

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund, DWS Global Inflation Fund, DWS GNMA Fund, DWS High Income Fund, DWS High Income Plus Fund, DWS Ultra-Short Duration Fund, DWS Short Duration Fund, DWS Strategic Government Securities Fund, and DWS Unconstrained Income Fund (collectively, the “Funds”), each a series of DWS Income Trust (the “Trust”); (Reg. Nos. 002-91577, 811-04049)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940.  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet that the Amendment become effective on February 1, 2012. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting changes to the principal investment strategy of DWS High Income Plus Fund and corresponding name change from DWS High Income Plus Fund to DWS Global High Income Fund.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on February 1, 2011 in Post-Effective Amendment No. 52 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price LLC